Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended															1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2011 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2010 CO2 Purchase Contract Ethanol Plant	Dec. 31, 2012 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2011 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2010 CO2 Purchase Contract Restricted for Use in EOR Projects First Contract	Dec. 31, 2012 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract M MMcf	Dec. 31, 2011 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract	Dec. 31, 2010 CO2 Purchase Contract Restricted for Use in EOR Projects Second Contract	Dec. 31, 2012 CO2 Purchase Contract Nitrogen Fertilizer Plant M MMcf Y	Dec. 31, 2012 CO2 Purchase Contract Nitrogen Fertilizer Plant First year of the contract MMcfd	Dec. 31, 2012 CO2 Purchase Contract Nitrogen Fertilizer Plant Remaining contract years MMcfd	Jun. 30, 2011 Pending Litigation Minimum
Contingencies And Commitments [Line Items]
Letters of credit outstanding	$ 920	$ 2,920
Initial term of contract (in years)				15 year									20 years
Purchases under long-term commitment contract				1,099	481	305	1,518	1,465	961
Purchase contract expiration period							February 2021			2016
Purchase volume nominated through 2014 per day										10
Volume currently purchased per day										1
Purchases under long-term purchase commitment contract										1,243	3,065	1,310
Months' notice required to terminate or permanently reduce purchase rate										13			6
Maximum percentage of CO2 emissions that may be purchased under long-term contract													100.00%
Volume currently produced at source (MMcf/d)													42
Fixed pricing term (years)													5
Purchase obligation volume														24	35
Term of unconditional purchase obligation													Ten years
Maximum purchase rate reduction percentage after first ten contract years													100.00%
Rent expense	8,144	6,715	4,647
Office space and equipment lease terms	5 years
Total remaining payments associated with operating leases	729
Damages sought																$ 5,000